GENERAL INFORMATION	6 Months Ended
Jun. 30, 2020
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 –   GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003.

BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development of therapeutics, primarily in clinical stages, with a focus on the field of oncology.

In February 2007, BioLineRx listed its ordinary shares on the Tel Aviv Stock Exchange (“TASE”) and they have been traded on the TASE since that time. Since July 2011, BioLineRx’s American Depositary Shares (“ADSs”) have also been traded on the NASDAQ Capital Market.

In March 2017, the Company acquired Agalimmune Ltd. (“Agalimmune”), a privately held company incorporated in the United Kingdom, with a focus on the field of immuno-oncology.

Although it has generated revenues from out-licensing transactions in the past, the Company has incurred accumulated losses in the amount of $261 million through June 30, 2020, and cannot determine with reasonable certainty when and if it will have sustainable profits. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements through the end of 2021. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions or raise additional funding. Management regularly evaluates various financing alternatives, including funding its clinical development activities via out-licensing or collaborations, and fundraising in the public or private equity markets. However, there is no certainty about the Company’s ability to obtain such funding.

b.	Approval of financial statements

The condensed consolidated interim financial statements of the Company as of June 30, 2020, and for the six months then ended, were approved by the Board of Directors on August 5, 2020, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.